Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Pay Versus Performance Table
The following table sets forth the pay versus performance disclosures required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, for each of the last five completed fiscal years. Because of the emphasis our executive compensation program places on equity compensation, as discussed in “Compensation Discussion and Analysis,” there may be large increases or decreases in the calculation of “compensation actually paid” to our CEO and NEOs on a year-to-year basis due to fluctuations in our stock price. This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K and does not necessarily reflect value actually paid to, or earned or realized by, our CEO or NEOs. All values are presented in thousands, except for total shareholder return (“TSR”) data.

Fiscal Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO named executive officers ($) (3)	Average Compensation Actually Paid to Non-PEO named executive officers ($) (2)	Value of Initial Fixed $100 Investment Based on: (4)		Net Income ($)(6)
					Company Total Shareholder Return	Peer Group Total Shareholder Return (5)
2026	471	(88,092)	3,763	1,353	73.77	125.07	908,906
2025	172,436	284,206	2,736	2,780	84.38	147.25	714,138
2024	421	31,848	3,843	6,118	75.03	135.58	525,705
2023	392	(93,746)	7,481	4,738	61.70	89.84	487,706
2022	350	(57,913)	2,768	1,330	85.57	110.90	427,390

(1)	Our principal executive officer (PEO) for all covered fiscal years was our CEO, Mr. Gassner, and we have referred to him as our CEO throughout this disclosure.
(2)
We have made adjustments to the Summary Compensation Table (“SCT”) totals—as prescribed by Item 402(v) of Regulation S-K—to calculate the amounts disclosed above as “compensation actually paid.” The adjustments for fiscal 2026 are disclosed in the table following footnote (6) below under the caption, “Footnote (2) continued: Adjustments to Determine Compensation Actually Paid.”

(3)
Our non-CEO NEOs for the fiscal year ended January 31, 2022 (“fiscal 2022”) were Messrs. Brent Bowman (our former CFO), Frederic Lequient (our former SVP, Global Customer Services), Alan Mateo (our former EVP, Global Sales), and Schwenger. Our non-CEO NEOs for the fiscal year ended January 31, 2023 (“fiscal 2023”) were Ms. Zuppas and Messrs. Bowman, Faddis, and Schwenger. Our non-CEO NEOs for the fiscal year ended January 31, 2024 (“fiscal 2024”) were Ms. Zuppas and Messrs. Bowman, Mateo, and Schwenger. Our non-CEO NEOs for the fiscal year ended January 31, 2025 (“fiscal 2025”) were Ms. Zuppas and Messrs. Bowman, Cabral (our interim CFO), Van Wagener, Faddis, and Schwenger. Our non-CEO NEOs for fiscal 2026 were Ms. Zuppas and Messrs. Van Wagener, Faddis, and Schwenger.

(4)	Assumes $100 invested on January 31, 2021 in stock or index, including reinvestment of dividends.
(5)	Our peer group is comprised of the S&P 1500 Application Software Index, as disclosed in our Annual Report on Form 10-K pursuant to §229.201(e)(1)(ii) of Regulation S-K.
(6)
While our executive compensation program rewards individual and company performance via short-term and long-term equity incentive programs, we do not currently link the compensation actually paid to our NEOs to any company financial performance measure other than our stock price. We believe that both our annual stock bonus in the form of RSU awards and our annual long-term equity incentives in the form of stock options effectively emphasize an ownership culture and reward our executives for performance and value creation. Hence, we have not included an additional column for a Company-Selected Measure (as defined under §229.201(v)(2)(vi) of Regulation S-K) in this table because guidance issued under the pay versus performance rules states that stock price cannot be a “Company-Selected Measure” unless it is a performance metric in an incentive plan. See “Compensation Discussion and Analysis” for information about our compensation philosophy.

Footnote (2) Continued: Adjustments to Determine Compensation Actually Paid
The following table discloses adjustments to the SCT total to calculate the amount disclosed above as “compensation actually paid” for fiscal 2026. The assumptions used for determining the fair values shown in the table are materially consistent with those used to determine the fair values disclosed as of the grant date of such awards.

Compensation Actually Paid - Fiscal 2026
Adjustment Components	CEO ($)	Average of Non-CEO NEOs ($)
SCT total for fiscal 2026	470,833	3,763,198
Deduction for fair value of all equity awards reported in the SCT for fiscal 2026	—	(3,292,365)
Increase for year-end fair value of all equity awards granted during fiscal 2026 that were unvested and outstanding as of the end of fiscal 2026	—	2,022,990
Increase for fair value as of the vesting date of all equity awards granted during fiscal 2026 that also vested during fiscal 2026	—	1,126,740
Increase or deduction, as applicable, for the change in fair value as of the end of fiscal 2026 (from the end of fiscal 2025) of all equity awards granted in prior fiscal years that were unvested and outstanding as of the end of fiscal 2026	(88,563,000)	(2,161,646)
Increase or deduction, as applicable, for the change in fair value as of the vesting date (from the end of fiscal 2025) of all equity awards granted in prior fiscal years that vested during fiscal 2026	—	(105,545)
Deduction for the fair value as of the end of fiscal 2025 of all equity awards granted in prior fiscal years that were either forfeited or cancelled during fiscal 2026	—	—
Compensation actually paid for fiscal 2026	(88,092,167)	1,353,372

Company Selected Measure Name	not included
Named Executive Officers, Footnote
(1)	Our principal executive officer (PEO) for all covered fiscal years was our CEO, Mr. Gassner, and we have referred to him as our CEO throughout this disclosure.
(3)
Our non-CEO NEOs for the fiscal year ended January 31, 2022 (“fiscal 2022”) were Messrs. Brent Bowman (our former CFO), Frederic Lequient (our former SVP, Global Customer Services), Alan Mateo (our former EVP, Global Sales), and Schwenger. Our non-CEO NEOs for the fiscal year ended January 31, 2023 (“fiscal 2023”) were Ms. Zuppas and Messrs. Bowman, Faddis, and Schwenger. Our non-CEO NEOs for the fiscal year ended January 31, 2024 (“fiscal 2024”) were Ms. Zuppas and Messrs. Bowman, Mateo, and Schwenger. Our non-CEO NEOs for the fiscal year ended January 31, 2025 (“fiscal 2025”) were Ms. Zuppas and Messrs. Bowman, Cabral (our interim CFO), Van Wagener, Faddis, and Schwenger. Our non-CEO NEOs for fiscal 2026 were Ms. Zuppas and Messrs. Van Wagener, Faddis, and Schwenger.

Peer Group Issuers, Footnote
(5)	Our peer group is comprised of the S&P 1500 Application Software Index, as disclosed in our Annual Report on Form 10-K pursuant to §229.201(e)(1)(ii) of Regulation S-K.

PEO Total Compensation Amount	$ 470,833	$ 172,436,000	$ 421,000	$ 392,000	$ 350,000
PEO Actually Paid Compensation Amount	$ (88,092,167)	284,206,000	31,848,000	(93,746,000)	(57,913,000)
Adjustment To PEO Compensation, Footnote
(2)
We have made adjustments to the Summary Compensation Table (“SCT”) totals—as prescribed by Item 402(v) of Regulation S-K—to calculate the amounts disclosed above as “compensation actually paid.” The adjustments for fiscal 2026 are disclosed in the table following footnote (6) below under the caption, “Footnote (2) continued: Adjustments to Determine Compensation Actually Paid.”

Footnote (2) Continued: Adjustments to Determine Compensation Actually Paid
The following table discloses adjustments to the SCT total to calculate the amount disclosed above as “compensation actually paid” for fiscal 2026. The assumptions used for determining the fair values shown in the table are materially consistent with those used to determine the fair values disclosed as of the grant date of such awards.

Compensation Actually Paid - Fiscal 2026
Adjustment Components	CEO ($)	Average of Non-CEO NEOs ($)
SCT total for fiscal 2026	470,833	3,763,198
Deduction for fair value of all equity awards reported in the SCT for fiscal 2026	—	(3,292,365)
Increase for year-end fair value of all equity awards granted during fiscal 2026 that were unvested and outstanding as of the end of fiscal 2026	—	2,022,990
Increase for fair value as of the vesting date of all equity awards granted during fiscal 2026 that also vested during fiscal 2026	—	1,126,740
Increase or deduction, as applicable, for the change in fair value as of the end of fiscal 2026 (from the end of fiscal 2025) of all equity awards granted in prior fiscal years that were unvested and outstanding as of the end of fiscal 2026	(88,563,000)	(2,161,646)
Increase or deduction, as applicable, for the change in fair value as of the vesting date (from the end of fiscal 2025) of all equity awards granted in prior fiscal years that vested during fiscal 2026	—	(105,545)
Deduction for the fair value as of the end of fiscal 2025 of all equity awards granted in prior fiscal years that were either forfeited or cancelled during fiscal 2026	—	—
Compensation actually paid for fiscal 2026	(88,092,167)	1,353,372

Non-PEO NEO Average Total Compensation Amount	$ 3,763,198	2,736,000	3,843,000	7,481,000	2,768,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,353,372	2,780,000	6,118,000	4,738,000	1,330,000
Adjustment to Non-PEO NEO Compensation Footnote
(2)
We have made adjustments to the Summary Compensation Table (“SCT”) totals—as prescribed by Item 402(v) of Regulation S-K—to calculate the amounts disclosed above as “compensation actually paid.” The adjustments for fiscal 2026 are disclosed in the table following footnote (6) below under the caption, “Footnote (2) continued: Adjustments to Determine Compensation Actually Paid.”

Footnote (2) Continued: Adjustments to Determine Compensation Actually Paid
The following table discloses adjustments to the SCT total to calculate the amount disclosed above as “compensation actually paid” for fiscal 2026. The assumptions used for determining the fair values shown in the table are materially consistent with those used to determine the fair values disclosed as of the grant date of such awards.

Compensation Actually Paid - Fiscal 2026
Adjustment Components	CEO ($)	Average of Non-CEO NEOs ($)
SCT total for fiscal 2026	470,833	3,763,198
Deduction for fair value of all equity awards reported in the SCT for fiscal 2026	—	(3,292,365)
Increase for year-end fair value of all equity awards granted during fiscal 2026 that were unvested and outstanding as of the end of fiscal 2026	—	2,022,990
Increase for fair value as of the vesting date of all equity awards granted during fiscal 2026 that also vested during fiscal 2026	—	1,126,740
Increase or deduction, as applicable, for the change in fair value as of the end of fiscal 2026 (from the end of fiscal 2025) of all equity awards granted in prior fiscal years that were unvested and outstanding as of the end of fiscal 2026	(88,563,000)	(2,161,646)
Increase or deduction, as applicable, for the change in fair value as of the vesting date (from the end of fiscal 2025) of all equity awards granted in prior fiscal years that vested during fiscal 2026	—	(105,545)
Deduction for the fair value as of the end of fiscal 2025 of all equity awards granted in prior fiscal years that were either forfeited or cancelled during fiscal 2026	—	—
Compensation actually paid for fiscal 2026	(88,092,167)	1,353,372

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between the Executive Compensation Actually Paid to Our NEOs and the Financial Performance Measures Included in Our Pay Versus Performance Table
The following graphs illustrate the relationship between the executive compensation actually paid to our CEO and the average of the executive compensation actually paid to our other NEOs, and our cumulative TSR and net income for the last five completed fiscal years. The stock price performance and financial results on the graphs are not necessarily indicative of future stock price performance or financial results.
The relationship shown in the above graphs between the executive compensation actually paid to our CEO and both our cumulative TSR and our net income in fiscal 2025 is not representative of that relationship in other fiscal years. The compensation actually paid to Mr. Gassner in fiscal 2025 was calculated in accordance with Item 402(v) of Regulation S-K and includes the entire year-end fair value of the 2024 CEO Options, even though our Board intends that the 2024 CEO Options will be Mr. Gassner’s only equity-based compensation until at least 2030 (see the discussion in “Compensation Discussion and Analysis—Principal Elements of Compensation—Equity Awards—CEO Equity Compensation” for additional details about this option grant). Since equity grants have not been made to Mr. Gassner on an annual basis, for all fiscal years during which no equity grants are awarded to him, we expect the compensation actually paid to our CEO, as reported under SEC rules, to only include (i) his annual base salary during the covered fiscal year, (ii) the change in fair value between the end of the previous fiscal year and either the end of the covered fiscal year or vesting date, as applicable, of equity awards granted in prior fiscal years, and (iii) any deductions for the fair value of equity awards granted in prior fiscal years that are either forfeited or cancelled during the covered fiscal year. For example, in fiscal 2024 and fiscal 2026, as reflected in the Pay Versus Performance table, Mr. Gassner’s compensation actually paid was $31,848,000 and $(88,092,000) (negative), respectively.
As noted above, none of the compensation actually paid amounts disclosed in this proxy are indicative of the true amounts paid to, or earned or realized by, Mr. Gassner from the 2024 CEO Options–or any of our other NEOs from their respective equity grants–during the applicable fiscal year. Additionally, unlike full-value equity awards (such as restricted stock units), which are more common for executive officer grants at other public companies, Mr. Gassner will receive no financial benefit from the 2024 CEO Options unless our stock price is above the exercise price of $236.90 per share at the time of exercise.

Compensation Actually Paid vs. Net Income
Description of Relationship Between the Executive Compensation Actually Paid to Our NEOs and the Financial Performance Measures Included in Our Pay Versus Performance Table
The following graphs illustrate the relationship between the executive compensation actually paid to our CEO and the average of the executive compensation actually paid to our other NEOs, and our cumulative TSR and net income for the last five completed fiscal years. The stock price performance and financial results on the graphs are not necessarily indicative of future stock price performance or financial results.
The relationship shown in the above graphs between the executive compensation actually paid to our CEO and both our cumulative TSR and our net income in fiscal 2025 is not representative of that relationship in other fiscal years. The compensation actually paid to Mr. Gassner in fiscal 2025 was calculated in accordance with Item 402(v) of Regulation S-K and includes the entire year-end fair value of the 2024 CEO Options, even though our Board intends that the 2024 CEO Options will be Mr. Gassner’s only equity-based compensation until at least 2030 (see the discussion in “Compensation Discussion and Analysis—Principal Elements of Compensation—Equity Awards—CEO Equity Compensation” for additional details about this option grant). Since equity grants have not been made to Mr. Gassner on an annual basis, for all fiscal years during which no equity grants are awarded to him, we expect the compensation actually paid to our CEO, as reported under SEC rules, to only include (i) his annual base salary during the covered fiscal year, (ii) the change in fair value between the end of the previous fiscal year and either the end of the covered fiscal year or vesting date, as applicable, of equity awards granted in prior fiscal years, and (iii) any deductions for the fair value of equity awards granted in prior fiscal years that are either forfeited or cancelled during the covered fiscal year. For example, in fiscal 2024 and fiscal 2026, as reflected in the Pay Versus Performance table, Mr. Gassner’s compensation actually paid was $31,848,000 and $(88,092,000) (negative), respectively.
As noted above, none of the compensation actually paid amounts disclosed in this proxy are indicative of the true amounts paid to, or earned or realized by, Mr. Gassner from the 2024 CEO Options–or any of our other NEOs from their respective equity grants–during the applicable fiscal year. Additionally, unlike full-value equity awards (such as restricted stock units), which are more common for executive officer grants at other public companies, Mr. Gassner will receive no financial benefit from the 2024 CEO Options unless our stock price is above the exercise price of $236.90 per share at the time of exercise.

Total Shareholder Return Vs Peer Group
Description of Relationship Between Our Cumulative TSR and Our Peer Group Cumulative TSR
The following chart compares the cumulative TSR on our common stock for the last five completed fiscal years to that of our peer group in the S&P 1500 Application Software Index over the same period. The chart assumes $100 was invested at the close of market on January 31, 2021 in our common stock and the S&P 1500 Application Software Index and assumes the reinvestment of any dividends. The stock price performance on the chart is not necessarily indicative of future stock price performance.

Tabular List, Table
Tabular List of Performance Measures*
Stock Price
*	The list only includes one financial performance measure, stock price, because that is the only financial performance measure linked to the compensation actually paid to our NEOs.

Total Shareholder Return Amount	$ 73.77	84.38	75.03	61.7	85.57
Peer Group Total Shareholder Return Amount	125.07	147.25	135.58	89.84	110.9
Net Income (Loss)	$ 908,906,000	$ 714,138,000	$ 525,705,000	$ 487,706,000	$ 427,390,000
PEO Name	Mr. Gassner	Mr. Gassner	Mr. Gassner	Mr. Gassner	Mr. Gassner
Measure:: 1
Pay vs Performance Disclosure
Name	Stock Price
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(88,563,000)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,292,365)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,022,990
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,161,646)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,126,740
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(105,545)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0